Taxation	12 Months Ended
Dec. 31, 2017
Taxation Abstract
Taxation

7	Taxation

	2017	2016	2015
	£’000	£’000	£’000
Current tax credit
Current tax credited to the income statement	1,253	1,936	1,002
Taxation payable in respect of foreign subsidiary	-	(25)	-
	1,253	1,911	1,002
Deferred tax credit
Reversal of temporary differences (Note 23)	12	7,249	131
Total tax credit	1,265	9,160	1,133

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2017	2016	2015
	£’000	£’000	£’000

Loss before tax	(17,329)	(29,322)	(11,232)

Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19.25% (2016: 20.25%, 2015:20.25%)	(3,336)	(5,864)	(2,274)

Expenses not deductible for tax purposes	412	1,022	185
Adjustments to brought forward values	-	-	(8)
Additional deduction for R&D expenditure	-	4	(789)
Surrender of tax losses for R&D tax refund	(1,196)	(1,503)	406
Reversal of deferred tax on impairment	-	(3,421)	-
Unrelieved tax losses and other deductions arising in the period	(156)	(166)	(78)
Foreign exchange differences	(84)	712	-
Deferred tax not recognised	3,095	491	1,425
Adjustment in respect of prior years	-	(435)	-
Total tax credited to the income statement	(1,265)	(9,160)	(1,133)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.